Income Taxes - Schedule of Provision for Income Taxes (Details) (10K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Current, Federal
Current, State					2,243	8,840
Total current					2,243	8,840
Deferred, Federal
Deferred, State
Total deferred
Provision for income taxes	$ 1,600		$ 1,600	$ 1,600	$ 2,243	$ 8,840